Condensed Consolidated Statements of Comprehensive Income (Unaudited) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Comprehensive Income [Abstract]
Net income - Pitney Bowes Inc.	$ 142,835	$ 445,163	$ 617,480
Other comprehensive income, net of tax:
Foreign currency translations	(46,236)	(2,702)	(53,569)
Net unrealized gain (loss) on cash flow hedges, net of tax of $429, $1,278 and $837, respectively	1,397	661	2,007
Net unrealized loss on investment securities, net of tax of $81, $1,855 and $505, respectively	(6,282)	126	2,948
Adjustments to pension and postretirement plans, net of tax (benefit)/expense of $(38,934), $(93,251) and $(17,183), respectively	122,023	(70,232)	(173,699)
Amortization of pension and postretirement costs, net of tax of $28,701, $19,601 and $16,028, respectively	35,755	52,579	34,474
Other comprehensive loss	106,657	(19,568)	(187,839)
Comprehensive income - Pitney Bowes Inc.	249,492	425,595	429,641
Preferred stock dividends of subsidiaries attributable to noncontrolling interests	18,375	18,376	18,375
Total comprehensive income	$ 267,867	$ 443,971	$ 448,016